UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490

                       Oppenheimer Equity Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
--------------------------------------------------------------------------------
                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
--------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Harley-Davidson, Inc.                                175,700       $  10,882,858
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
McDonald's Corp.                                   1,405,900          36,553,400
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
eBay, Inc. 1                                         100,000           9,195,000
--------------------------------------------------------------------------------
MEDIA--6.2%
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                 325,600          12,030,920
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                               463,400          12,989,102
--------------------------------------------------------------------------------
Cox Communications,
Inc., Cl. A 1                                        350,800           9,748,732
--------------------------------------------------------------------------------
Liberty Media Corp.,
Cl. A                                              6,338,500          56,983,115
--------------------------------------------------------------------------------
Liberty Media
International, Inc.,
A Shares 1                                           426,825          15,835,208
--------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                      8,205,824          59,574,282
                                                                   -------------
                                                                     167,161,359

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Target Corp.                                         416,300          17,680,261
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Cabela's, Inc. 1                                      11,800             318,010
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      487,800          11,829,150
--------------------------------------------------------------------------------
Staples, Inc.                                        904,700          26,516,757
                                                                   -------------
                                                                      38,663,917

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.9%
--------------------------------------------------------------------------------
BEVERAGES--1.3%
Coca-Cola Co. (The)                                  175,300           8,849,144
--------------------------------------------------------------------------------
PepsiCo, Inc.                                        485,900          26,180,292
                                                                   -------------
                                                                      35,029,436

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.4%
Costco Wholesale Corp.                               922,200          37,874,754
--------------------------------------------------------------------------------
Sysco Corp.                                          304,700          10,929,589
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                670,500          35,375,580
--------------------------------------------------------------------------------
Walgreen Co.                                         229,700           8,317,437
                                                                   -------------
                                                                      92,497,360

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                  438,000       $  20,209,320
--------------------------------------------------------------------------------
Estee Lauder Cos., Inc.
(The), Cl. A                                         111,000           5,414,580
                                                                   -------------
                                                                      25,623,900

--------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                 1,249,800          62,552,490
--------------------------------------------------------------------------------
ENERGY--5.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
BJ Services Co. 1                                    293,400          13,449,456
--------------------------------------------------------------------------------
Halliburton Co.                                      713,100          21,578,406
--------------------------------------------------------------------------------
Schlumberger Ltd.                                    147,000           9,335,970
                                                                   -------------
                                                                      44,363,832

--------------------------------------------------------------------------------
OIL & GAS--4.1%
BP plc, ADR                                        1,357,000          72,694,490
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                  260,200          15,427,258
--------------------------------------------------------------------------------
LUKOIL, Sponsored
ADR                                                  162,100          17,020,500
--------------------------------------------------------------------------------
YUKOS, ADR                                           143,500           4,556,125
                                                                   -------------
                                                                     109,698,373

--------------------------------------------------------------------------------
FINANCIALS--18.8%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
Bank of America Corp.                                953,146          80,655,215
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    805,700          46,110,211
                                                                   -------------
                                                                     126,765,426

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.1%
American Express Co.                                 665,300          34,183,114
--------------------------------------------------------------------------------
Citigroup, Inc.                                    1,332,866          61,978,269
--------------------------------------------------------------------------------
Franklin Resources, Inc.                             404,000          20,232,320
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            252,700          13,640,746
--------------------------------------------------------------------------------
Morgan Stanley                                     1,087,500          57,387,375
--------------------------------------------------------------------------------
SLM Corp.                                            781,700          31,619,765
                                                                   -------------
                                                                     219,041,589

--------------------------------------------------------------------------------
INSURANCE--4.9%
AFLAC, Inc.                                          224,900           9,178,169
--------------------------------------------------------------------------------
American
International
Group, Inc.                                          337,400          24,049,872


                       11 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Genworth Financial,
Inc., Cl. A 1                                         662,400      $  15,202,080
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                         565,500         17,208,165
--------------------------------------------------------------------------------
Prudential Financial, Inc.                          1,070,900         49,764,723
--------------------------------------------------------------------------------
UnumProvident Corp.                                 1,093,500         17,386,650
                                                                   -------------
                                                                     132,789,659

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae                                            146,000         10,418,560
--------------------------------------------------------------------------------
Freddie Mac                                           311,400         19,711,620
                                                                   -------------
                                                                      30,130,180

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--5.8%
Amgen, Inc. 1                                         666,800         36,387,276
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     701,400         39,418,680
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                   76,500          3,620,745
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               291,400         19,523,800
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                     90,900          6,543,891
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                   1,569,300         36,721,620
--------------------------------------------------------------------------------
Wyeth                                                 433,000         15,657,280
                                                                   -------------
                                                                     157,873,292

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.8%
Boston Scientific Corp. 1                             602,600         25,791,280
--------------------------------------------------------------------------------
Stryker Corp.                                         389,800         21,439,000
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                       328,100         26,034,735
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                35,500          3,131,100
                                                                   -------------
                                                                      76,396,115

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.3%
Lincare Holdings, Inc. 1                              195,800          6,433,988
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.3%
Elan Corp. plc, ADR 1                                 227,500          5,628,350
--------------------------------------------------------------------------------
Eli Lilly & Co.                                       275,700         19,274,187
--------------------------------------------------------------------------------
Johnson & Johnson                                     217,500         12,114,750
--------------------------------------------------------------------------------
Pfizer, Inc.                                        1,593,100         54,611,468

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR                                         359,200      $  24,170,568
                                                                   -------------
                                                                     115,799,323

--------------------------------------------------------------------------------
INDUSTRIALS--13.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.8%
Boeing Co.                                            376,600         19,240,494
--------------------------------------------------------------------------------
Empresa Brasileira de
Aeronautica SA, ADR                                   841,100         24,047,049
--------------------------------------------------------------------------------
Raytheon Co.                                        2,386,900         85,379,413
                                                                   -------------
                                                                     128,666,956

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Expeditors International
of Washington, Inc.                                    63,900          3,157,299
--------------------------------------------------------------------------------
FedEx Corp.                                            77,500          6,330,975
                                                                   -------------
                                                                       9,488,274

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Cendant Corp.                                       1,903,100         46,587,888
--------------------------------------------------------------------------------
Monster Worldwide,
Inc. 1                                                121,900          3,135,268
                                                                   -------------
                                                                      49,723,156

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.2%
General Electric Co.                                4,114,500        133,309,800
--------------------------------------------------------------------------------
Tyco International Ltd.                             1,065,200         35,300,728
                                                                   -------------
                                                                     168,610,528

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
Cisco Systems, Inc. 1                               1,404,900         33,296,130
--------------------------------------------------------------------------------
Corning, Inc. 1                                       899,300         11,744,858
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                              560,300         19,330,350
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson,
Sponsored ADR 1                                       308,800          9,239,296
                                                                   -------------
                                                                      73,610,634


                       12 | OPPENHEIMER EQUITY FUND, INC.

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--6.2%
Dell, Inc. 1                                        1,120,600      $  40,139,892
--------------------------------------------------------------------------------
EMC Corp. 1                                         1,768,400         20,159,760
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                 1,372,100         28,951,310
--------------------------------------------------------------------------------
International Business
Machines Corp.                                        841,100         74,142,965
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                              709,300          3,078,362
                                                                   -------------
                                                                     166,472,289

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
AU Optronics Corp.,
ADR 1                                                 369,700          6,015,019
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.5%
Opsware, Inc. 1                                       425,000          3,366,000
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                        300,600         10,920,798
                                                                   -------------
                                                                      14,286,798

--------------------------------------------------------------------------------
IT SERVICES--1.0%
Accenture Ltd., Cl. A 1                               399,200         10,970,016
--------------------------------------------------------------------------------
Unisys Corp. 1                                      1,122,000         15,573,360
                                                                   -------------
                                                                      26,543,376

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
ASML Holding NV 1                                     379,400          6,491,534
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                               147,700          6,907,929
--------------------------------------------------------------------------------
Intel Corp.                                         1,173,100         32,377,560
--------------------------------------------------------------------------------
International Rectifier
Corp. 1                                               193,600          8,018,912
--------------------------------------------------------------------------------
Marvell Technology
Group Ltd. 1                                          122,200          3,262,740
--------------------------------------------------------------------------------
Silicon Laboratories,
Inc. 1                                                236,800         10,975,680
--------------------------------------------------------------------------------
Texas Instruments, Inc.                               708,400         17,129,112
                                                                   -------------
                                                                      85,163,467

--------------------------------------------------------------------------------
SOFTWARE--8.8%
Adobe Systems, Inc.                                   234,200         10,890,300
--------------------------------------------------------------------------------
Computer Associates
International, Inc.                                   547,200         15,354,432
--------------------------------------------------------------------------------
Compuware Corp. 1                                   2,496,300         16,475,580
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                               124,900          6,223,767

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE CONTINUED
Microsoft Corp.                                     2,147,100      $  61,321,176
--------------------------------------------------------------------------------
Novell, Inc. 1                                        515,000          4,320,850
--------------------------------------------------------------------------------
Oracle Corp. 1                                      1,320,000         15,747,600
--------------------------------------------------------------------------------
SAP AG, Sponsored
ADR                                                   150,300          6,284,042
--------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                711,700          7,600,956
--------------------------------------------------------------------------------
Symantec Corp. 1                                      555,700         24,328,546
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                    1,604,600         49,164,944
--------------------------------------------------------------------------------
Veritas Software Corp. 1                              765,200         21,196,040
                                                                   -------------
                                                                     238,908,233

--------------------------------------------------------------------------------
MATERIALS--2.1%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Dow Chemical Co.                                      181,700          7,395,190
--------------------------------------------------------------------------------
Praxair, Inc.                                         867,300         34,613,943
                                                                   -------------
                                                                      42,009,133

--------------------------------------------------------------------------------
METALS & MINING--0.6%
Inco Ltd. 1                                           445,800         15,406,848
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
IDT Corp., Cl. B 1                                  2,108,150         38,874,286
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Vodafone Group plc,
Sponsored ADR                                         689,600         15,240,160
--------------------------------------------------------------------------------
UTILITIES--2.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.0%
AES Corp. (The) 1                                   3,664,100         36,384,513
--------------------------------------------------------------------------------
PG&E Corp. 1                                          597,500         16,694,150
                                                                   -------------
                                                                      53,078,663

--------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Sempra Energy                                         512,000         17,628,160
                                                                   -------------

Total Common Stocks
(Cost $2,305,927,750)                                              2,664,857,738


                       13 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
                                                   PRINCIPAL        MARKET VALUE
                                                      AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.3%
--------------------------------------------------------------------------------
Undivided interest of 5.22% in joint
repurchase agreement (Principal
Amount/Market Value $657,803,000,
with a maturity value of $657,828,399)
with UBS Warburg LLC, 1.39%, dated
6/30/04, to be repurchased at
$34,337,326 on 7/1/04, collateralized
by Federal National Mortgage Assn.,
4.50%--6%, 2/1/19--3/1/34, with a
value of $672,658,066
(Cost $34,336,000)                            $   34,336,000      $   34,336,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,340,263,750)                                   99.7%      2,699,193,738
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                       0.3           8,125,004
                                              ----------------------------------
NET ASSETS                                             100.0%     $2,707,318,742
                                              ==================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2004
----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,340,263,750)--see accompanying statement of investments      $2,699,193,738
----------------------------------------------------------------------------------------------------------
Cash                                                                                             2,134,071
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                43,308,075
Interest and dividends                                                                           2,527,502
Shares of capital stock sold                                                                       993,284
Other                                                                                               80,650
                                                                                            --------------
Total assets                                                                                 2,748,237,320

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           36,106,669
Shares of capital stock redeemed                                                                 2,735,253
Distribution and service plan fees                                                               1,433,301
Transfer and shareholder servicing agent fees                                                      328,625
Shareholder communications                                                                         189,338
Directors' compensation                                                                             33,124
Other                                                                                               92,268
                                                                                            --------------
Total liabilities                                                                               40,918,578

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $2,707,318,742
                                                                                            ==============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                        $   24,619,569
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   2,109,588,693
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                3,757,507
----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 210,422,985
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                     358,929,988
                                                                                            --------------
NET ASSETS                                                                                  $2,707,318,742
                                                                                            ==============


                       15 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,275,830,037
and 206,127,608 shares of capital stock outstanding)                                                 $11.04
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)      $11.71
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $286,466,173 and 26,721,400 shares
of capital stock outstanding)                                                                        $10.72
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $74,949,806 and 6,989,380 shares
of capital stock outstanding)                                                                        $10.72
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $14,818,324 and 1,357,393 shares
of capital stock outstanding)                                                                        $10.92
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$55,254,402 and 4,999,907 shares of capital stock outstanding)                                       $11.05

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $161,658)          $  16,278,609
--------------------------------------------------------------------------------
Interest                                                                129,371
                                                                  --------------
Total investment income                                              16,407,980

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       7,210,444
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,335,084
Class B                                                               1,528,070
Class C                                                                 377,630
Class N                                                                  35,085
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,471,104
Class B                                                                 332,441
Class C                                                                  86,651
Class N                                                                  21,447
Class Y                                                                  63,778
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 162,767
Class B                                                                  79,624
Class C                                                                  10,838
Class N                                                                     339
--------------------------------------------------------------------------------
Directors' compensation                                                  25,114
--------------------------------------------------------------------------------
Custodian fees and expenses                                              18,258
--------------------------------------------------------------------------------
Other                                                                    78,448
                                                                  --------------
Total expenses                                                       13,837,122
Less reduction to custodian expenses                                     (3,535)
                                                                  --------------
Net expenses                                                         13,833,587

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 2,574,393

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                         201,229,034
Foreign currency transactions                                               984
Net increase from payment by affiliate                                1,034,031
                                                                  --------------
Net realized gain                                                   202,264,049
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (138,549,621)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  66,288,821
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        SIX MONTHS                  YEAR
                                                                             ENDED                 ENDED
                                                                     JUNE 30, 2004          DECEMBER 31,
                                                                       (UNAUDITED)                  2003
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                              $     2,574,393       $     1,183,114
---------------------------------------------------------------------------------------------------------
Net realized gain                                                      202,264,049           210,048,018
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 (138,549,621)          372,135,327
                                                                   --------------------------------------
Net increase in net assets resulting from operations                    66,288,821           583,366,459

---------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                                (63,671,237)         (134,441,367)
Class B                                                                (47,879,692)          (76,678,956)
Class C                                                                 (2,178,746)           (2,128,195)
Class N                                                                  1,352,735             6,552,345
Class Y                                                                 (2,300,831)            1,440,082

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total increase (decrease)                                              (48,388,950)          378,110,368
---------------------------------------------------------------------------------------------------------
Beginning of period                                                  2,755,707,692         2,377,597,324
                                                                   --------------------------------------
End of period (including accumulated net investment income of
$3,757,507 and $1,183,114, respectively)                           $ 2,707,318,742       $ 2,755,707,692
                                                                   ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                     YEAR
                                                   ENDED                                                                    ENDED
                                           JUNE 30, 2004                                                                 DEC. 31,
CLASS A                                      (UNAUDITED)          2003          2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    10.77    $     8.53    $    10.40     $    11.78     $    13.25     $    12.23
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .02           .02           .03            .08            .15            .14
Net realized and unrealized gain (loss)              .25          2.22         (1.88)         (1.31)          (.84)          2.01
                                              --------------------------------------------------------------------------------------
Total from investment operations                     .27          2.24         (1.85)         (1.23)          (.69)          2.15
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --            --          (.02)          (.11)          (.15)          (.12)
Distributions from net realized gain                  --            --            --           (.04)          (.63)         (1.01)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --            --          (.02)          (.15)          (.78)         (1.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    11.04    $    10.77    $     8.53     $    10.40     $    11.78     $    13.25
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                  2.51%        26.26%       (17.80)%       (10.43)%        (5.62)%        18.34%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $2,275,830    $2,283,036    $1,933,397     $2,665,614     $3,161,399     $3,157,204
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $2,296,278    $2,035,816    $2,255,746     $2,847,999     $3,382,139     $2,756,760
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                               0.32%         0.19%         0.29%          0.66%          1.17%          1.12%
Total expenses                                      0.88% 3       0.90% 3,4     0.96% 3        0.90% 3        0.87% 3        0.87% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          108%           95%           116%            61%            34%

1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       19 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                        JUNE 30, 2004                                                                    DEC. 31,
CLASS B                                   (UNAUDITED)           2003           2002           2001           2000            1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   10.51      $    8.39      $   10.30      $   11.65      $   13.10      $    12.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                     (.06)          (.08)          (.05)          (.01)           .05             .04
Net realized and unrealized gain (loss)           .27           2.20          (1.86)         (1.29)          (.84)           1.98
                                            ----------------------------------------------------------------------------------------
Total from investment operations                  .21           2.12          (1.91)         (1.30)          (.79)           2.02
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income               --             --             --           (.01)          (.03)           (.01)
Distributions from net realized gain               --             --             --           (.04)          (.63)          (1.01)
                                            ----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    --             --             --           (.05)          (.66)          (1.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   10.72      $   10.51      $    8.39      $   10.30      $   11.65      $    13.10
                                            ========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1               2.00%         25.27%        (18.54)%       (11.15)%        (6.36)%         17.37%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $ 286,466      $ 327,809      $ 334,345      $ 570,715      $ 800,063      $1,152,235
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 307,477      $ 315,065      $ 430,844      $ 658,336      $ 964,967      $1,196,118
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                    (0.61)%        (0.73)%        (0.55)%        (0.13)%         0.37%           0.32%
Total expenses                                   1.81% 3        1.83% 3,4      1.80% 3        1.69% 3        1.66% 3         1.67% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            41%           108%            95%           116%            61%             34%

1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER EQUITY FUND, INC.

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                         JUNE 30, 2004                                                                   DEC. 31,
CLASS C                                    (UNAUDITED)           2003            2002           2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   10.51      $    8.40       $   10.30    $     11.67    $    13.13     $    12.13
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.04)          (.07)           (.06)          (.01)          .04            .04
Net realized and unrealized gain (loss)            .25           2.18           (1.84)         (1.30)         (.82)          1.98
                                             ---------------------------------------------------------------------------------------
Total from investment operations                   .21           2.11           (1.90)         (1.31)         (.78)          2.02
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                --             --              --           (.02)         (.05)          (.02)
Distributions from net realized gain                --             --              --           (.04)         (.63)         (1.00)
                                             ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --             --              --           (.06)         (.68)         (1.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $   10.72      $   10.51       $    8.40    $     10.30    $    11.67     $    13.13
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                2.00%         25.12%         (18.45)%       (11.24)%       (6.33)%        17.37%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $  74,950      $  75,620       $  62,561    $    90,440    $  108,522     $   75,886
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $  76,005      $  66,739       $  74,785    $    98,104    $   97,172     $   66,185
Ratios to average net assets: 2
Net investment income (loss)                     (0.59)%        (0.74)%         (0.56)%        (0.13)%        0.37%          0.31%
Total expenses                                    1.80% 3        1.84% 3,4       1.81% 3        1.69% 3       1.67% 3        1.68% 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             41%           108%             95%           116%           61%            34%

1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                  YEAR
                                                          ENDED                                                 ENDED
                                                  JUNE 30, 2004                                              DEC. 31,
CLASS N                                             (UNAUDITED)             2003              2002             2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    10.68       $     8.48        $    10.36      $    11.38
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               (.01)              -- 2             .07             .02
Net realized and unrealized gain (loss)                     .25             2.20             (1.95)           (.88)
                                                     ----------------------------------------------------------------
Total from investment operations                            .24             2.20             (1.88)           (.86)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --               --                --            (.12)
Distributions from net realized gain                         --               --                --            (.04)
                                                     ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              --               --                --            (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    10.92       $    10.68        $     8.48      $    10.36
                                                     ================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         2.25%           25.94%           (18.15)%         (7.54)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   14,818       $   13,145        $    4,278      $    1,368
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $   14,127       $    9,062        $    3,519      $      593
Ratios to average net assets: 4
Net investment income (loss)                              (0.15)%          (0.20)%           (0.10)%          0.20%
Total expenses                                             1.35% 5          1.33% 5,6         1.30% 5         1.23% 5
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      41%             108%               95%            116%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER EQUITY FUND, INC.

                                             SIX MONTHS                                                                       YEAR
                                                  ENDED                                                                      ENDED
                                          JUNE 30, 2004                                                                   DEC. 31,
CLASS Y                                     (UNAUDITED)          2003            2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    10.78    $     8.52      $    10.40     $    11.78     $    13.26     $    12.24
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .02           .03             .03            .09            .17            .17
Net realized and unrealized gain (loss)             .25          2.23           (1.88)         (1.31)          (.84)          2.00
                                             ---------------------------------------------------------------------------------------
Total from investment operations                    .27          2.26           (1.85)         (1.22)          (.67)          2.17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --            --            (.03)          (.12)          (.18)          (.14)
Distributions from net realized gain                 --            --              --           (.04)          (.63)         (1.01)
                                             ---------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --            --            (.03)          (.16)          (.81)         (1.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    11.05    $    10.78      $     8.52     $    10.40     $    11.78     $    13.26
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                 2.50%        26.53%         (17.79)%       (10.29)%        (5.54)%        18.53%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $   55,254    $   56,098      $   43,016     $   49,223     $   55,685     $   52,442
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $   55,857    $   48,017      $   45,669     $   50,147     $   57,358     $   47,152
Ratios to average net assets: 2
Net investment income                              0.44%         0.27%           0.36%          0.80%          1.29%          1.32%
Total expenses                                     0.77%         0.84%           0.97%          0.80%          0.75%          0.67%
Expenses after payments and waivers
and reduction to custodian expenses                 N/A 3         N/A 3,4        0.88% 3        0.76% 3         N/A 3          N/A 3
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              41%          108%             95%           116%            61%            34%

1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars


                       24 | OPPENHEIMER EQUITY FUND, INC.

as of the close of The New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                       25 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of June 30, 2004, the Fund had no available estimated capital loss carryforward. During the year ended December 31, 2003, the Fund did utilize $150,049,278 of capital loss carryforward to offset realized capital gains.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                       26 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                         SIX MONTHS ENDED JUNE 30, 2004    YEAR ENDED DECEMBER 31, 2003
                              SHARES             AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                       9,283,182      $ 102,072,252     20,449,892    $ 188,695,747
Redeemed                 (15,092,984)      (165,743,489)   (35,293,800)    (323,137,114)
                         ---------------------------------------------------------------
Net decrease              (5,809,802)     $ (63,671,237)   (14,843,908)   $(134,441,367)
                         ===============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                       1,474,496      $  15,786,211      4,590,172    $  41,405,318
Redeemed                  (5,951,987)       (63,665,903)   (13,232,547)    (118,084,274)
                         ---------------------------------------------------------------
Net decrease              (4,477,491)     $ (47,879,692)    (8,642,375)   $ (76,678,956)
                         ===============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                         575,435      $   6,159,388      1,535,791    $  13,957,999
Redeemed                    (781,170)        (8,338,134)    (1,792,314)     (16,086,194)
                         ---------------------------------------------------------------
Net decrease                (205,735)     $  (2,178,746)      (256,523)   $  (2,128,195)
                         ===============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                         313,755      $   3,402,390        947,369    $   8,583,119
Redeemed                    (187,563)        (2,049,655)      (220,379)      (2,030,774)
                         ---------------------------------------------------------------
Net increase                 126,192      $   1,352,735        726,990    $   6,552,345
                         ===============================================================

----------------------------------------------------------------------------------------
CLASS Y
Sold                         582,224      $   6,409,307      1,816,349    $  16,988,240
Redeemed                    (788,352)        (8,710,138)    (1,658,040)     (15,548,158)
                         ---------------------------------------------------------------
Net increase (decrease)     (206,128)     $  (2,300,831)       158,309    $   1,440,082
                         ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $1,102,892,486 and $1,234,080,232, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                       27 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $2,031,025 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2004 for Class C and Class N shares were $1,812,061 and $270,279, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                       28 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B         CLASS C        CLASS N
                      CLASS A         CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                    FRONT-END           DEFERRED        DEFERRED        DEFERRED       DEFERRED
                SALES CHARGES      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY        RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
ENDED             DISTRIBUTOR        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
-----------------------------------------------------------------------------------------------
June 30, 2004        $249,359             $2,424        $315,458          $4,339         $2,995

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund's Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $1,034,031 an amount equivalent to certain of such commissions incurred in prior years.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.


                       29 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.


                       30 | OPPENHEIMER EQUITY FUND, INC.

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)